Long-term investments, net (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investments, net
Schedule of long term investments	The following table sets forth a breakdown of the categories of long-term investments (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Equity investments accounted for using the measurement alternative	51,176	140,959
Debt investments accounted for at fair value	—	17,521
Total	51,176	158,480

Schedule of changes in the investments accounted for using the measurement alternative

The following table summarizes the changes in the Group’s equity investments accounted for using the measurement alternative for the years ended December 31, 2024 and 2025 (in thousands):

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	44,621	51,176
Additions	6,555	—
Disposals	—	(52,773)
Fair value re-measurement	—	142,556
Balance at the end of the year	51,176	140,959